WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 90.8%
Education - 7.7%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Tapestry Charter School Project, Series A	5.000%	8/1/37	$825,000	$912,077
Build NYC Resource Corp., NY, Revenue:
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/27	100,000	109,246
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/28	100,000	110,211
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/29	110,000	120,633
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/30	100,000	109,244
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/36	360,000	391,747
Manhattan College Project, Refunding	5.000%	8/1/35	400,000	459,420
Manhattan College Project, Refunding	5.000%	8/1/36	500,000	574,159
New York State Dormitory Authority Revenue:
New York University, Series A, Refunding	4.000%	7/1/46	2,000,000	2,262,269
New York University, Series C, Refunding	4.000%	7/1/36	1,802,000	2,084,604
School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/30	2,250,000	2,786,481
Troy, NY, Capital Resource Corp., Rensselaer Polytechnic Institute Project, Refunding	5.000%	9/1/27	2,000,000	2,327,058

Total Education				12,247,149

Health Care - 8.7%
Brookhaven, NY, Local Development Corp., Long Island Community Hospital Project, Series A	5.000%	10/1/34	750,000	913,243
Build NYC Resource Corp., NY, Revenue, The Children’s Aid Society Project	4.000%	7/1/44	480,000	533,868
Nassau County, NY, Local Economic Assistance Corp. Revenue, South Nassau Communities Hospital Project, Refunding	5.000%	7/1/27	5,690,000	5,751,036
New York State Dormitory Authority Revenue, Northwell Health Obligated Group, Series B-3	5.000%	5/1/26	5,000,000	5,608,772	(a)(b)
Oneida County, NY, Local Development Corp., Mohawk Valley Health System Project, Series A, Refunding, AGM	4.000%	12/1/32	1,000,000	1,127,826

Total Health Care				13,934,745

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2022 Quarterly Report	1

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Housing - 2.5%
New York City, NY, HDC Revenue, New York City Housing Authority Program, Series A	5.000%	7/1/22	$4,000,000	$4,054,734

Industrial Revenue - 5.3%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper NY Inc. Project, Refunding	4.500%	1/1/25	700,000	736,689	(c)(d)
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/28	1,000,000	1,185,672
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project 2021, Refunding	3.000%	8/1/31	600,000	611,358	(d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	500,000	570,718	(d)
Terminal 4 John F. Kennedy International Airport Project, Series A	5.000%	12/1/25	1,120,000	1,226,136	(d)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/34	1,000,000	1,178,542
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/38	1,500,000	1,757,748
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series B, Refunding	3.500%	11/1/24	1,250,000	1,269,682	(c)

Total Industrial Revenue				8,536,545

Leasing - 1.5%
New York State Dormitory Authority, School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/30	2,000,000	2,397,967

Local General Obligation - 6.1%
Nassau County, NY, Health Care Corp. Revenue, Nassau County GTD, Series C, Refunding	5.000%	8/1/29	5,000,000	6,092,288
New York City, NY, GO, Subseries F-1	5.000%	3/1/37	1,250,000	1,540,312
Suffolk County, NY, GO, Series A, Refunding	5.000%	6/15/34	1,720,000	2,132,745	(e)

Total Local General Obligation				9,765,345

See Notes to Schedule of Investments.

2	Western Asset Intermediate Maturity New York Municipals Fund 2022 Quarterly Report

Western Asset Intermediate Maturity New York Municipals Fund

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Power - 4.4%
Long Island, NY, Power Authority Electric System Revenue:
Series B, Refunding	1.650%	9/1/24	$1,750,000	$1,760,587	(a)(b)
Series B, Refunding	0.850%	9/1/25	2,500,000	2,421,867	(a)(b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	215,000	221,719	*(f)
Series A	5.050%	7/1/42	70,000	72,188	*(f)
Series DDD, Refunding	5.000%	7/1/21	370,000	380,637	*(g)
Series TT	5.000%	7/1/37	450,000	464,062	*(f)
Series XX	5.250%	7/1/40	215,000	222,794	*(f)
Series ZZ, Refunding	5.250%	7/1/18	100,000	103,375	*(g)
Utility Debt Securitization Authority, NY, Revenue, Restructuring, Series TE	5.000%	12/15/27	1,250,000	1,333,826

Total Power				6,981,055

Pre-Refunded/Escrowed to Maturity - 4.2%
Build NYC Resource Corp., NY, Revenue:
New York Methodist Hospital Project, Refunding	5.000%	7/1/26	600,000	651,002	(h)
New York Methodist Hospital Project, Refunding	5.000%	7/1/28	1,000,000	1,085,003	(h)
New York Methodist Hospital Project, Refunding	5.000%	7/1/29	400,000	434,001	(h)
Nassau County, NY, Local Economic Assistance Corp. Revenue, Winthrop University Hospital Assistance Project, Refunding	5.000%	7/1/27	1,000,000	1,014,594	(h)
New York State Dormitory Authority Revenue:
Pratt Institute, Series A, Refunding	5.000%	7/1/25	250,000	271,251	(h)
Pratt Institute, Series A, Refunding	5.000%	7/1/26	500,000	542,501	(h)
Pratt Institute, Series A, Refunding	5.000%	7/1/29	500,000	542,501	(h)
Western Nassau County, NY, Water Authority, Water System Revenue:
Series A	5.000%	4/1/31	250,000	277,702	(h)
Series A	5.000%	4/1/32	700,000	777,566	(h)
Series A	5.000%	4/1/34	1,040,000	1,155,241	(h)

Total Pre-Refunded/Escrowed to Maturity				6,751,362

Solid Waste/Resource Recovery - 1.2%
Rockland County, NY, Solid Waste Management Authority Revenue:
Exempt Facility General Obligation, Green Bonds, Series A	4.000%	12/15/38	625,000	697,660	(d)
Exempt Facility General Obligation, Green Bonds, Series A	4.000%	12/15/39	1,040,000	1,157,532	(d)

Total Solid Waste/Resource Recovery				1,855,192

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2022 Quarterly Report	3

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - 14.9%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	$3,000,000	$3,476,955
New York State Convention Center Development Corp. Revenue, CAB, Subordinated Lien, Hotel Unit Fee Secured, Series B	0.000%	11/15/33	4,240,000	2,999,686
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 1 Bonds, Series C, Refunding	5.000%	3/15/39	3,515,000	4,144,783
Group C, Series A	5.000%	3/15/42	3,060,000	3,518,313
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/44	4,000,000	4,808,474
Transportation, Series A	5.000%	3/15/23	500,000	521,376
Transportation, Series A	5.000%	3/15/25	1,000,000	1,041,691
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	210,000	186,159
Restructured, Series A-1	4.550%	7/1/40	40,000	44,313
Restructured, Series A-2	4.329%	7/1/40	70,000	76,652
Restructured, Series A-2A	4.550%	7/1/40	1,270,000	1,406,931
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan, Subordinated Lien, Series B	5.000%	10/1/25	1,600,000	1,593,774

Total Special Tax Obligation				23,819,107

State General Obligation - 0.1%
Puerto Rico Commonwealth Public Improvement, GO, Series A, Refunding	5.000%	7/1/41	250,000	228,125	*(f)

Transportation - 29.7%
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Series A	5.000%	11/15/34	5,000,000	5,788,973
MTA, NY, Transportation Revenue:
Green Bonds, Series B, Refunding	5.000%	11/15/26	1,000,000	1,142,347
Green Bonds, Series C-1, Refunding	5.000%	11/15/24	370,000	406,146
Green Bonds, Series E, Refunding	4.000%	11/15/26	2,000,000	2,194,968
Series A-2	5.000%	5/15/30	1,250,000	1,497,864	(a)(b)
Series B, Refunding	5.000%	11/15/37	1,000,000	1,120,077
New York State Bridge Authority Revenue, Series A	4.000%	1/1/46	725,000	818,575
New York State Thruway Authority Revenue:
Series L, Refunding	5.000%	1/1/31	1,750,000	2,053,810
Series L, Refunding	5.000%	1/1/32	1,250,000	1,454,604

See Notes to Schedule of Investments.

4	Western Asset Intermediate Maturity New York Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - continued
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	$1,200,000	$1,355,618	(d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	5,100,000	5,755,521	(d)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 185	5.000%	9/1/25	2,000,000	2,164,690	(d)
Consolidated Series 185	5.000%	9/1/26	5,935,000	6,414,610	(d)
Consolidated Series 193, Refunding	5.000%	10/15/30	8,000,000	8,909,637	(d)
Consolidated Series 226, Refunding	5.000%	10/15/37	1,250,000	1,531,574	(d)
Triborough Bridge & Tunnel Authority, NY, Revenue, General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	4,000,000	4,839,501

Total Transportation				47,448,515

Water & Sewer - 4.5%
Buffalo, NY, Municipal Water Finance Authority, Water System Revenue:
Series A, Refunding	5.000%	7/1/26	900,000	1,005,546
Series A, Refunding	5.000%	7/1/27	1,000,000	1,115,195
New York State Environmental Facilities Corp., Clean Water and Drinking Water Revolving Funds Revenue:
NYC Municipal Water Authority Projects - Second Resolution, Subordinated, Series A	5.000%	6/15/23	1,250,000	1,314,723
NYC Municipal Water Authority Projects - Second Resolution, Subordinated, Series A	5.000%	6/15/24	1,500,000	1,577,865
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	500,000	566,900	(c)
Western Nassau County, NY, Water Authority, Water System Revenue:
Green Bonds, Series A	4.000%	4/1/41	450,000	516,250
Green Bonds, Series A	4.000%	4/1/46	1,000,000	1,134,106

Total Water & Sewer				7,230,585

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (COST - $141,681,791)				145,250,426

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2022 Quarterly Report	5

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 9.6%
MUNICIPAL BONDS - 9.6%
General Obligations - 3.1%
New York City, NY, GO:
Subseries E-5, LOC - TD Bank N.A.	0.090%	3/1/48	$1,000,000	$1,000,000	(i)(j)
Subseries G-6, LOC - Mizuho Bank Ltd.	0.070%	4/1/42	2,500,000	2,500,000	(i)(j)
Subseries I-4, LOC - TD Bank N.A.	0.090%	4/1/36	1,450,000	1,450,000	(i)(j)

Total General Obligations				4,950,000

Housing - 1.9%
New York City, NY, HDC, Multi-Family Mortgage Revenue, The Dorado Apartments, Series A, LOC - Citibank N.A.	0.210%	6/1/40	1,000,000	1,000,000	(d)(i)(j)
New York State HFA Revenue:
East 39th Street, Series A, LIQ - FNMA, LOC - FNMA	0.190%	11/15/31	500,000	500,000	(d)(i)(j)
42nd & 10th Housing, Series A, LIQ - FHLMC	0.190%	11/1/41	1,600,000	1,600,000	(d)(i)(j)

Total Housing				3,100,000

Other - 0.3%
Battery Park City Authority Revenue, NY, Subseries D-2, Refunding, SPA - TD Bank N.A.	0.190%	11/1/38	200,000	200,000	(i)(j)
New York City, NY, Industrial Development Agency Revenue, Empowerment Zone Revenue, Tiago Holdings, LLC Project, LOC - TD Bank N.A.	0.230%	1/1/37	200,000	200,000	(d)(i)(j)

Total Other				400,000

Tax Allocation - 1.1%
New York City, NY, TFA Revenue Future Tax Secured, Subseries D-3, SPA - Mizuho Bank Ltd.	0.110%	2/1/44	1,800,000	1,800,000	(i)(j)

Transportation - 0.3%
MTA, NY, Transportation Revenue, Subseries G-2, Refunding, LOC - TD Bank N.A.	0.190%	11/1/32	150,000	150,000	(i)(j)
Triborough Bridge & Tunnel Authority, NY, Revenue, General-MTA Bridges & Tunnels, Series C, Refunding, LOC - State Street Bank & Trust Co.	0.060%	1/1/32	250,000	250,000	(i)(j)

Total Transportation				400,000

Water & Sewer - 2.9%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	0.070%	6/15/33	2,400,000	2,400,000	(i)(j)

See Notes to Schedule of Investments.

6	Western Asset Intermediate Maturity New York Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - continued
Second General Resolution Fiscal 2014, Series
AA-1, Refunding, SPA - JPMorgan Chase & Co.	0.080%	6/15/50	$700,000	$700,000	(i)(j)
Second General Resolution Fiscal 2014, Series
AA-3, Refunding, SPA - TD Bank N.A.	0.090%	6/15/49	1,600,000	1,600,000	(i)(j)

Total Water & Sewer				4,700,000

Total Short - Term Investments (Cost - $15,350,000)				15,350,000

TOTAL INVESTMENTS - 100.4% (Cost - $157,031,791)				160,600,426
Liabilities in Excess of Other Assets - (0.4)%				(676,489)

Total Net Assets - 100.0%				$159,923,937

*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(e)	Securities traded on a when-issued or delayed delivery basis.
(f)	The coupon payment on this security is currently in default as of February 28, 2022.
(g)	The maturity principal is currently in default as of February 28, 2022.
(h)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2022 Quarterly Report	7

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
CAB	— Capital Appreciation Bonds
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HFA	— Housing Finance Agency
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

8	Western Asset Intermediate Maturity New York Municipals Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The

9

Notes to Schedule of Investments (unaudited) (cont’d)

Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

10

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$145,250,426	—	$145,250,426
Short-Term Investments†	—	15,350,000	—	15,350,000

Total Investments	—	$160,600,426	—	$160,600,426

†	See Schedule of Investments for additional detailed categorizations.

11